Non-current assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell. (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	R$ 1,187	R$ 109
Properties Lands Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	36	78
Extra Hiper Stores Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	1,117
Non-current assets or disposal groups classified as held for distribution to owners	62
Real Estate Developments Held For Sale Exito [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	R$ 34	R$ 31